CONVERTIBLE NOTES (Details) - USD ($)		6 Months Ended
		Dec. 31, 2023	Jun. 30, 2023
Short-Term Debt [Line Items]
Beginning balance		$ 502,006
Additions		0
Conversions		(106,605)
Ending balance		395,941
Less debt discount		(4,061)	$ (105,354)
Convertible notes payable, net		$ 391,880	$ 396,652
Private Investor [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Mar. 28, 2022
Debt Instrument, Maturity Date		Jul. 31, 2022
Debt Instrument, Interest Rate During Period		14.00%
Beginning balance		$ 310,000
Additions		0
Conversions		0
Ending balance		$ 310,000
Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Feb. 07, 2023
Debt Instrument, Maturity Date		Nov. 08, 2023
Debt Instrument, Interest Rate During Period		12.00%
Beginning balance		$ 60,556
Additions		0
Conversions		(21,898)
Ending balance		$ 38,658
AES Capital Management LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Feb. 08, 2023
Debt Instrument, Maturity Date		Feb. 07, 2024
Debt Instrument, Interest Rate During Period		10.00%
Beginning balance		$ 38,000
Additions		0
Conversions		(12,500)
Ending balance		$ 25,500
Rock Bay Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		10.00%
Beginning balance		$ 35,700
Additions		0
Conversions		(13,917)
Ending balance		$ 21,783
Diagonal Lending LLC 1800 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date		Jun. 08, 2023
Debt Instrument, Maturity Date		Mar. 08, 2024
Debt Instrument, Interest Rate During Period		9.00%
Beginning balance		$ 57,750
Additions		0
Conversions	[1]	(57,750)
Ending balance		$ 0

[1]	This note was repaid in cash.